N-2 - $ / shares	Dec. 13, 2022	Nov. 30, 2022	Nov. 11, 2022
Cover [Abstract]
Entity Central Index Key	0001754836
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	EAGLE POINT INCOME COMPANY INC.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investing in our securities involves a high degree of risk, including the risk of a substantial loss of investment. Before purchasing any shares of our common stock, you should read the discussion of the principal risks of investing in our securities, which are summarized in “Risk Factors” beginning on page S-24 of the Supplement and page 17 of the Base Prospectus, as well as in other documents incorporated by reference into the Prospectus.

Lowest Price or Bid, NAV		$ 13.18
Highest Price or Bid, NAV		$ 13.28
Latest Share Price			$ 16.11
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			common stock
Outstanding Security, Held [Shares]			3,959,189